PROVISIONS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Balance	$ 69
Additions	5
Provisions assumed (note 3)	6
Adjustments to existing provisions	(4)
Balance	76
Current (recorded in "other current liabilities")	434	$ 252
Long-term	54	$ 53
Other current liabilities
Reconciliation of changes in other provisions [abstract]
Current (recorded in "other current liabilities")	22
Decommissioning liabilities
Reconciliation of changes in other provisions [abstract]
Balance	56
Additions	0
Provisions assumed (note 3)	6
Adjustments to existing provisions	(1)
Balance	61
Long-term	52
Decommissioning liabilities | Other current liabilities
Reconciliation of changes in other provisions [abstract]
Current (recorded in "other current liabilities")	9
Other
Reconciliation of changes in other provisions [abstract]
Balance	13
Additions	5
Provisions assumed (note 3)	0
Adjustments to existing provisions	(3)
Balance	15
Long-term	2
Other | Other current liabilities
Reconciliation of changes in other provisions [abstract]
Current (recorded in "other current liabilities")	$ 13